Organization and Principal Activities (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Net revenues	$ 83,057,896	$ 107,404,766	$ 83,695,885
Net income (loss)	(1,678,813)	22,482,416	(7,167,849)
VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	71,559,226	136,412,062	98,207,958
Net income (loss)	$ (1,815,389)	$ 49,300,399	$ 12,305,855